Description of the Plan (Details) - EBP 004	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum percent of plan balance in company stock fund	20.00%
Automatic, deferral rate	4.00%
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Maximum matching, percentage	9.00%
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
Minimum vesting age | year	55
Vesting service period	10 years
Vesting period	3 years
Vesting percentage	100.00%
Maximum vesting age | year	65
General loan, borrowing term	5 years
Primary residence, borrowing term	15 years
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Forfeited nonvested account	$ 1,000,000.0	$ 794,000
Forfeited nonvested account, decrease from employer contribution	2,400,000
Administrative expense per account	34
Offset plan expenses	975,000
Undistributed administrative revenues	$ 615,000	$ 548,000